Expenses by nature and function (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of expenses by nature and function

	2024	2023	2022

Classification by nature:
Raw materials other inputs	(58,447)	(54,602)	(73,182)
Personnel expenses	(4,143)	(3,599)	(3,223)
Outsourced services	(3,115)	(3,094)	(3,412)
Depreciation and amortization	(4,950)	(5,206)	(4,733)
Freights	(4,165)	(4,134)	(4,035)
Idle industrial plants (i)	(624)	(503)	(414)
Geological event in Alagoas (Note 23)	(2,123)	(2,193)	(1,520)
Other income (ii)	978	1,769	507
Other expenses	(1,880)	(1,806)	(2,270)
Total	(78,469)	(73,368)	(92,282)

Classification by function:
Cost of products sold	(71,414)	(67,548)	(85,161)
Selling and distribution	(1,991)	(1,916)	(2,108)
(Loss for) Reversal of impairment of trade accounts receivable and others from clients	108	(83)	(38)
General and administrative	(2,639)	(2,472)	(2,764)
Research and development	(463)	(383)	(374)
Other income (ii)	978	1,769	507
Other expenses (iii)	(3,048)	(2,735)	(2,344)
Total	(78,469)	(73,368)	(92,282)

(i)	In early May 2024, due to the extreme weather event that hit the state of Rio Grande do Sul, the Company carried out a shutdown process of its plants located in the Triunfo Petrochemical Complex – RS. At the end of the respective month, the process of gradual resumption of plant operations began. As a result of the weather event, the Company recognized expenses in profit or loss for the period in the amount of R$ 226, of which R$ 158 refer to the idleness of the Triunfo Petrochemical complex recognized under Cost of goods sold.

(ii)	In 2023, refers mainly to settlement of claim agreement signed with insurance companies and the final and unappealable decision on the unconstitutionality of the surcharge in the PIS and COFINS rates incurred on operations involving the sale of gasoline and diesel oil. In 2024, it refers mainly to the gain from the sale of control of Cetrel (note 1).
(iii)	Refers mainly to expenses incurred with the geological event in Alagoas.